Document and Entity Information	Dec. 31, 2021
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	The Royce Fund
Entity Central Index Key	0000709364
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2022
Document Effective Date	Jul. 01, 2022
Prospectus Date	May 01, 2022
ISI Prospectus | Royce Opportunity Fund | Investment Class
Prospectus:
Trading Symbol	RYPNX
ISI Prospectus | Royce Opportunity Fund | Service Class
Prospectus:
Trading Symbol	RYOFX
ISI Prospectus | Royce Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	ROFIX
ISI Prospectus | Royce Special Equity Fund | Investment Class
Prospectus:
Trading Symbol	RYSEX
ISI Prospectus | Royce Special Equity Fund | Institutional Class
Prospectus:
Trading Symbol	RSEIX
ISI Prospectus | Royce Special Equity Fund | Service Class
Prospectus:
Trading Symbol	RSEFX
ISI Prospectus | Royce Total Return Fund | Investment Class
Prospectus:
Trading Symbol	RYTRX
ISI Prospectus | Royce Total Return Fund | Service Class
Prospectus:
Trading Symbol	RYTFX
ISI Prospectus | Royce Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	RTRIX
CR Prospectus | Royce Opportunity Fund | Consultant Class
Prospectus:
Trading Symbol	ROFCX
CR Prospectus | Royce Opportunity Fund | R Class
Prospectus:
Trading Symbol	ROFRX
CR Prospectus | Royce Special Equity Fund | Consultant Class
Prospectus:
Trading Symbol	RSQCX
CR Prospectus | Royce Total Return Fund | Consultant Class
Prospectus:
Trading Symbol	RYTCX
CR Prospectus | Royce Total Return Fund | R Class
Prospectus:
Trading Symbol	RTRRX
A Prospectus | Royce Special Equity Fund | A Class
Prospectus:
Trading Symbol	PAHQX